Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 4,905		$ 4,197	$ 13,740	$ 12,118
Non-interest revenue	3,024		1,902	9,099	11,022
Total Revenue	7,929	$ 8,440	6,099	22,839	23,140
Total provision for (recovery of) credit losses	492	1,023	136	1,732	87
Insurance claims, commissions and changes in policy benefit liabilities	4	591	413	1,788	(314)
Depreciation and amortization	552		367	1,503	1,101
Non-interest expense	5,086		3,492	14,129	10,317
Income Before Provision for Income Taxes	1,795	1,253	1,691	3,687	11,949
Provision for (recovery of) income taxes	341	194	326	927	2,895
Reported net income (loss)	1,454	1,059	1,365	2,760	9,054
Non-controlling interest in subsidiaries	2	3		5
Net income (loss) attributable to bank shareholders	1,452	$ 1,056	1,365	2,755	9,054
Average assets	1,265,632		1,069,024	1,235,516	1,055,250
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	333		104	772	310
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	159		32	960	(223)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,129		1,938	6,142	5,488
Non-interest revenue	656		591	1,818	1,833
Total Revenue	2,785		2,529	7,960	7,321
Total provision for (recovery of) credit losses	269		89	661	167
Depreciation and amortization	143		131	413	382
Non-interest expense	1,113		1,003	3,086	2,836
Income Before Provision for Income Taxes	1,260		1,306	3,800	3,936
Provision for (recovery of) income taxes	345		341	1,044	1,027
Reported net income (loss)	915		965	2,756	2,909
Net income (loss) attributable to bank shareholders	915			2,756
Average assets	319,405		296,941	315,554	287,326
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	209		104	536	290
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	60		(15)	125	(123)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,066		1,278	5,711	3,575
Non-interest revenue	419		298	1,162	974
Total Revenue	2,485		1,576	6,873	4,549
Total provision for (recovery of) credit losses	203		68	334	(45)
Depreciation and amortization	252		105	622	314
Non-interest expense	1,313		667	3,315	1,895
Income Before Provision for Income Taxes	717		736	2,602	2,385
Provision for (recovery of) income taxes	141		168	539	548
Reported net income (loss)	576		568	2,063	1,837
Non-controlling interest in subsidiaries	2			2
Net income (loss) attributable to bank shareholders	574			2,061
Average assets	235,909		144,043	211,515	141,294
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	119		22	233	60
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	84		46	101	(105)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	367		314	1,052	864
Non-interest revenue	1,055		1,391	4,834	2,730
Total Revenue	1,422		1,705	5,886	3,594
Total provision for (recovery of) credit losses	7		(10)	17	(5)
Insurance claims, commissions and changes in policy benefit liabilities	4		413	1,788	(314)
Depreciation and amortization	73		63	219	193
Non-interest expense	938		818	2,731	2,470
Income Before Provision for Income Taxes	400		421	1,131	1,250
Provision for (recovery of) income taxes	97		97	267	297
Reported net income (loss)	303		324	864	953
Net income (loss) attributable to bank shareholders	303			864
Average assets	60,671		50,774	58,022	50,008
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		2	3	2
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	6		(12)	14	(7)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	587		750	1,907	2,419
Non-interest revenue	891		514	2,875	2,348
Total Revenue	1,478		1,264	4,782	4,767
Total provision for (recovery of) credit losses	10		(7)	17	(25)
Depreciation and amortization	84		68	249	212
Non-interest expense	992		852	2,978	2,678
Income Before Provision for Income Taxes	392		351	1,538	1,902
Provision for (recovery of) income taxes	82		89	345	487
Reported net income (loss)	310		262	1,193	1,415
Net income (loss) attributable to bank shareholders	310			1,193
Average assets	410,667		384,257	414,043	384,065
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		(22)	(2)	(37)
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	9		15	19	12
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(244)		(83)	(1,072)	(228)
Non-interest revenue	3		(892)	(1,590)	3,137
Total Revenue	(241)		(975)	(2,662)	2,909
Total provision for (recovery of) credit losses	3		(4)	703	(5)
Non-interest expense	730		152	2,019	438
Income Before Provision for Income Taxes	(974)		(1,123)	(5,384)	2,476
Provision for (recovery of) income taxes	(324)		(369)	(1,268)	536
Reported net income (loss)	(650)		(754)	(4,116)	1,940
Non-controlling interest in subsidiaries				3
Net income (loss) attributable to bank shareholders	(650)			(4,119)
Average assets	238,980		193,009	236,382	192,557
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ 3		(2)	2	$ (5)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses			$ (2)	$ 701